CONSOLIDATED STATEMENTS OF EQUITY (DEFICIENCY) - CAD CAD in Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	CAD 122.6	CAD 144.9	CAD 0.0	CAD (35.2)	CAD 6.6	CAD 6.3
Balance (in shares) at Dec. 31, 2012		14,527,571
Balance at Dec. 31, 2012	122.6	CAD 144.9	0.0	(35.2)	6.6	6.3
Balance (in shares) at Dec. 31, 2012		14,527,571
Net loss	(127.3)	CAD 0.0	0.0	(127.6)	0.0	0.3
De-recognition of non-controlling interest	(6.6)	0.0	0.0	0.0	0.0	(6.6)
Other comprehensive income, net of tax	24.2	0.0	0.0	0.0	24.2	0.0
Balance at Dec. 31, 2013	12.9	CAD 144.9	0.0	(162.8)	30.8	0.0
Balance (in shares) at Dec. 31, 2013		14,527,571
Net loss	(72.3)	CAD 0.0	0.0	(72.3)	0.0	0.0
Other comprehensive income, net of tax	(36.2)	0.0	0.0	0.0	(36.2)	0.0
Balance at Dec. 31, 2014	(95.6)	CAD 144.9	0.0	(235.1)	(5.4)	0.0
Balance (in shares) at Dec. 31, 2014		14,527,571
Net loss	(49.4)	CAD 0.0	0.0	(49.4)	0.0	0.0
Other comprehensive income, net of tax	28.3	0.0	0.0	0.0	28.3	0.0
Balance at Dec. 31, 2015	CAD (116.7)	CAD 144.9	CAD 0.0	CAD (284.5)	CAD 22.9	CAD 0.0
Balance (in shares) at Dec. 31, 2015		14,527,571